Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 10, 2012
Registrant Name	dei_EntityRegistrantName	PACE SELECT ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000930007
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 10, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2011

PACE Large Co Growth Equity Investments (Prospectus Summary): | PACE Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 10, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments ("Large Co Growth Equity Investments") and PACE Small/Medium Co Value Equity Investments ("Small/Medium Co Value Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to Large Co Growth Equity Investments , this supplement updates information regarding the fund's investment advisory arrangements. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the Trust's Board of Trustees (the "Board"). A significant service you receive with the fund is the on-going review and due diligence by UBS Global AM of the fund's investment advisors. At the recommendation of UBS Global AM, the Trust's Board has appointed J.P. Morgan Investment Management, Inc. ("J. P. Morgan") to serve as a new, additional investment advisor to the fund. J.P. Morgan assumed investment advisory responsibility with respect to a portion of the fund's portfolio effective on October 5, 2012. In addition, at the recommendation of UBS Global AM, the Trust's Board has terminated Marsico Capital Management, LLC ("Marsico") and Wellington Management Company, LLP ("Wellington") as investment advisors to the fund, effective as of the close of business on October 4, 2012. Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury") will continue to serve as the fund's investment advisors. The changes are described in greater detail in Section I of this supplement, below. Finally, at the recommendation of UBS Global AM, the Trust's Board has recently approved a change in the advisory fees payable to Roxbury by UBS Global AM (not the fund), which lowers the breakpoint in the fee schedule from $250 million to $200 million. The overall management fees and expenses paid by the fund, however, will not change. This change is described in greater detail in Section I of this supplement, below, in the revisions to the "Investment advisory arrangements" section of the SAI.

I.   Large Co Growth Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Management process" beginning on page 35 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Delaware Management Company ("Delaware"), Roxbury Capital Management, LLC ("Roxbury") and J.P. Morgan Investment Management, Inc. ("J.P. Morgan") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Management process" beginning on page 35 of the Prospectuses is revised by deleting the second and third paragraphs of that section in their entirety and inserting the following after the final paragraph of that section:

J.P. Morgan invests primarily in a focused portfolio of equity securities of large capitalization companies. J.P. Morgan considers large capitalization companies to be companies with market capitalizations equal to those within the universe of the Russell 1000 ® Growth Index at the time of purchase. Although J.P. Morgan will invest primarily in equity securities of U.S. companies, it may invest in foreign securities, including depositary receipts. In selecting investments, J.P. Morgan utilizes a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than those of the fund's benchmark while attempting to maintain a moderate risk profile. J.P. Morgan employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future, and looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. J.P. Morgan may sell a security: due to a change in the company's fundamentals or a change in the original reason for purchase of an investment; if it no longer considers the security to be reasonably valued; or if it identifies a stock that it believes offers a better investment opportunity.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by deleting the sixth and seventh sentences of that section in their entirety and adding the following sentence before the final sentence of that paragraph:

J.P. Morgan assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Large Co Growth Equity Investments (Prospectus Summary): | PACE Large Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Large Co Growth Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 10, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments ("Large Co Growth Equity Investments") and PACE Small/Medium Co Value Equity Investments ("Small/Medium Co Value Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to Large Co Growth Equity Investments , this supplement updates information regarding the fund's investment advisory arrangements. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the Trust's Board of Trustees (the "Board"). A significant service you receive with the fund is the on-going review and due diligence by UBS Global AM of the fund's investment advisors. At the recommendation of UBS Global AM, the Trust's Board has appointed J.P. Morgan Investment Management, Inc. ("J. P. Morgan") to serve as a new, additional investment advisor to the fund. J.P. Morgan assumed investment advisory responsibility with respect to a portion of the fund's portfolio effective on October 5, 2012. In addition, at the recommendation of UBS Global AM, the Trust's Board has terminated Marsico Capital Management, LLC ("Marsico") and Wellington Management Company, LLP ("Wellington") as investment advisors to the fund, effective as of the close of business on October 4, 2012. Delaware Management Company ("Delaware") and Roxbury Capital Management, LLC ("Roxbury") will continue to serve as the fund's investment advisors. The changes are described in greater detail in Section I of this supplement, below. Finally, at the recommendation of UBS Global AM, the Trust's Board has recently approved a change in the advisory fees payable to Roxbury by UBS Global AM (not the fund), which lowers the breakpoint in the fee schedule from $250 million to $200 million. The overall management fees and expenses paid by the fund, however, will not change. This change is described in greater detail in Section I of this supplement, below, in the revisions to the "Investment advisory arrangements" section of the SAI.

I.   Large Co Growth Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Management process" beginning on page 35 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Delaware Management Company ("Delaware"), Roxbury Capital Management, LLC ("Roxbury") and J.P. Morgan Investment Management, Inc. ("J.P. Morgan") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Management process" beginning on page 35 of the Prospectuses is revised by deleting the second and third paragraphs of that section in their entirety and inserting the following after the final paragraph of that section:

J.P. Morgan invests primarily in a focused portfolio of equity securities of large capitalization companies. J.P. Morgan considers large capitalization companies to be companies with market capitalizations equal to those within the universe of the Russell 1000 ® Growth Index at the time of purchase. Although J.P. Morgan will invest primarily in equity securities of U.S. companies, it may invest in foreign securities, including depositary receipts. In selecting investments, J.P. Morgan utilizes a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than those of the fund's benchmark while attempting to maintain a moderate risk profile. J.P. Morgan employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future, and looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. J.P. Morgan may sell a security: due to a change in the company's fundamentals or a change in the original reason for purchase of an investment; if it no longer considers the security to be reasonably valued; or if it identifies a stock that it believes offers a better investment opportunity.

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by deleting the sixth and seventh sentences of that section in their entirety and adding the following sentence before the final sentence of that paragraph:

J.P. Morgan assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012.

Supplement Closing	ck0000930007_SupplementClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
PACE Large Co Growth Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLCX
PACE Large Co Growth Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAAX
PACE Large Co Growth Equity Investments | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLACX
PACE Large Co Growth Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAYX

PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
PACE® Small/Medium Co Value Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 10, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments ("Large Co Growth Equity Investments") and PACE Small/Medium Co Value Equity Investments ("Small/Medium Co Value Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to Small/Medium Co Value Equity Investments , this supplement updates information regarding the fund's investment advisory arrangements. At the recommendation of UBS Global AM, the Trust's Board has terminated Buckhead Capital Management, LLC as an investment advisor to the fund, effective as of the close of business on October 2, 2012. Metropolitan West Capital Management, LLC, Systematic Financial Management, L.P. and Kayne Anderson Rudnick Investment Management, LLC will continue to serve as the fund's investment advisors. The changes are described in greater detail in Section II of this supplement, below.

II.   Small/Medium Co Value Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Metropolitan West Capital Management, LLC ("MetWest Capital"), Systematic Financial Management, L.P. ("Systematic") and Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") currently serve as the fund's investment advisors.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by deleting the second paragraph of that section in its entirety.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 41 of the Prospectuses is revised by replacing the seventh sentence of the first paragraph of that section with the following:

On May 28, 2009, Systematic assumed responsibility for managing a portion of the fund's assets.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE® Small/Medium Co Value Equity Investments
Supplement Text	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011, as supplemented to date

October 10, 2012

Dear Investor,

The purpose of this supplement is to update information regarding PACE Large Co Growth Equity Investments ("Large Co Growth Equity Investments") and PACE Small/Medium Co Value Equity Investments ("Small/Medium Co Value Equity Investments") (each, a "fund"), separate series of PACE Select Advisors Trust (the "Trust").

With respect to Small/Medium Co Value Equity Investments , this supplement updates information regarding the fund's investment advisory arrangements. At the recommendation of UBS Global AM, the Trust's Board has terminated Buckhead Capital Management, LLC as an investment advisor to the fund, effective as of the close of business on October 2, 2012. Metropolitan West Capital Management, LLC, Systematic Financial Management, L.P. and Kayne Anderson Rudnick Investment Management, LLC will continue to serve as the fund's investment advisors. The changes are described in greater detail in Section II of this supplement, below.

II.   Small/Medium Co Value Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Metropolitan West Capital Management, LLC ("MetWest Capital"), Systematic Financial Management, L.P. ("Systematic") and Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") currently serve as the fund's investment advisors.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by deleting the second paragraph of that section in its entirety.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 41 of the Prospectuses is revised by replacing the seventh sentence of the first paragraph of that section with the following:

On May 28, 2009, Systematic assumed responsibility for managing a portion of the fund's assets.

Supplement Closing	ck0000930007_SupplementClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
PACE Small/Medium Co Value Equity Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSVX
PACE Small/Medium Co Value Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVAX
PACE Small/Medium Co Value Equity Investments | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEVCX
PACE Small/Medium Co Value Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEYX